Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Allianz Variable Insurance Products Fund of Funds Trust
Prospectus Date	rr_ProspectusDate	Dec. 14, 2011
AZL MVP Balanced Index Strategy Fund | AZL MVP Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.15%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.89%	[3]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	295
AZL MVP Balanced Index Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AZL® MVP Balanced Index Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation with preservation of capital as an important consideration.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is offered only as an investment option for certain Contracts. The table below reflects only Fund expenses and does not reflect Contract fees and expenses. Please refer to your Contract prospectus for a description of those fees and expenses.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The portfolio turnover rate is not presented because the Fund had not commenced operations as of the date of this Prospectus.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same, and that you reinvest all dividends and distributions. It reflects the expense reimbursement arrangement for the first year. It does not reflect any Contract fees. If Contract fees were included, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is a fund of funds that invests primarily in a combination of five underlying index funds (the "Index Strategy Underlying Funds"):

•	AZL Enhanced Bond Index Fund

•	AZL S&P 500 Index Fund

•	AZL Mid Cap Index Fund

•	AZL Small Cap Stock Index Fund

•	AZL International Index Fund

The Fund also may invest in unaffiliated mutual funds and in other securities, including affiliated and unaffiliated unregistered investment pools. The affiliated and unaffiliated mutual funds and investment pools are referred to as the Permitted Underlying Investments. The Fund may also invest directly in equity, debt and derivative securities.

The Fund is designed to provide a diversified portfolio consisting of index funds in equity and fixed income asset classes, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk, such as the current level of fund and market volatility.

Under normal market conditions, the Manager will allocate approximately 80% - 100% of the Fund's assets to the Index Strategy Underlying Funds. Of this allocation, approximately 40% - 60% will be allocated to the equity index funds and approximately 40% - 60% will be allocated to the bond index fund. The AZL Enhanced Bond Index Fund is a bond index fund; the other four Index Strategy Underlying Funds are equity index funds.

Up to 20% of the Fund's assets may be allocated to the Fund's MVP risk management process, which is intended to manage the risk of the Fund and its allocation to equities and to other, relatively more volatile asset classes. This process could cause the equity exposure of the Fund to fluctuate, but equity exposure generally will not be lower than 10%. Generally, the MVP risk management process would not reduce equity exposure during periods of moderate and low market volatility.

The Fund normally will gain exposure to derivatives indirectly through the Permitted Underlying Investments. In particular, the Fund may gain exposure to derivatives by investing up to 20% of assets in AZL MVP BIS Investments Trust (the "Subsidiary"), a Delaware statutory trust and a wholly-owned subsidiary of the Fund, which invests primarily in derivatives. The Subsidiary (unlike the Fund) may invest without limitation in derivatives, but is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The Fund also may invest directly in derivatives.

Derivative securities provide the Manager an effective method to reduce volatility of the Fund and limit the need to decrease or increase allocations to Index Strategy Underlying Funds. The process is intended to limit the Fund's market exposure during periods of high volatility, although the process may not always be successful. In some market conditions exhibiting high volatility, the process may result in the Fund underperforming the market during rising markets, and outperforming the market during declining markets.

The Fund's allocation to the MVP risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund's derivative positions could exceed 20% of the Fund's value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

The Fund is designed to provide diversification across several major asset classes, and the Fund is not restricted in its investments in any particular asset class.  The Manager monitors the Fund's holdings and cash flow and periodically adjusts the Fund's asset allocation. The Manager utilizes a strategic asset allocation model to help determine appropriate asset allocations for the Fund among the Fusion Permitted Underlying Investments.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The price per share of the Fund will fluctuate with changes in value of the investments held by the Fund. You may lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There is no guarantee that the Fund will achieve its objective.

As a fund of funds, the Fund is subject to allocation risk, which is the risk associated with the Manager's decision regarding how the Fund's assets should be allocated among the various underlying investment options. The Manager's decisions about the allocation of the Fund's assets could cause the Fund to underperform other funds with similar investment objectives. There also can be no guarantee that investment decisions made by the Manager will produce the desired results.

Because the Fund invests in the Index Strategy Underlying Funds, and in the Subsidiary, it is also subject to the risks associated with those investments. With a target allocation of approximately 40% - 60% of its assets in equity strategies, the Fund is proportionately subject to market risk, which is the risk that the market value of portfolio securities may go up or down, sometimes rapidly and unpredictably, and foreign risk, which includes the risks of fluctuations in currency values, adverse political, social or economic developments, and differences in social and economic developments or policies.

The Fund is also subject to issuer risk, which is the risk that the value of a security may decline for a number of reasons directly related to the issuer of the security. Also, because the underlying funds do not attempt to manage market volatility or reduce the effects of poor stock performance, the Fund is subject to index fund risk; factors such as fund expenses, changes in the composition of the index, or the timing of purchases or redemptions of Fund shares may affect the correlation between the performance of the index and the Fund's performance.

With a target allocation of approximately 40% - 60% of its assets in fixed income strategies, the Fund is proportionately subject to bond risks, including: interest rate risk, which is the risk that the debt securities held by the underlying fund may decline in value due to rising interest rates; credit risk, which is the chance that the failure of the issuer of a debt security to pay interest or repay principal in a timely manner may have an adverse impact on the underlying fund's earnings; income risk, which is the chance that falling interest rates may cause the underlying fund's income to decline; call risk or prepayment risk, which is the risk that if interest rates fall, issuers of callable debt securities are more likely to prepay prior to the maturity date, and the underlying fund may not be able to reinvest the proceeds from the prepayment in investments that will generate the same level of income; and extension risk, which is the risk that, if interest rates rise, debt securities may be paid in full more slowly than anticipated.

Because the Fund may allocate up to 20% of its assets to derivative securities pursuant to its MVP risk management process, the Fund is proportionately subject to derivatives risk, including risks related to futures and options. Investing in derivative instruments involves risks that may be different from or greater than the risks associated with investing directly in securities or other traditional investments. The value of options and futures contracts depend primarily upon the price of the securities, indexes, commodities, currencies or other instruments underlying them. Price movements are also influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary, and exchange control programs and policies of governments, and national and international political and economic events and policies. The cost of options is related, in part, to the degree of volatility of the underlying indices, securities, currencies, or other assets. Accordingly, options on highly volatile indices, securities, currency, or other assets may be more expensive than options on other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Who May Want to Invest?

Consider investing in the Fund if you are:
•	Investing for long-term goals, such as retirement

•	Seeking income and growth of capital

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information is not presented because the Fund has not had a full calendar year of operations.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information is not presented because the Fund has not had a full calendar year of operations

[1]	Management Fees and Other Expenses include 0.05% and 0.01%, respectively, of acquired fund fees and expenses associated with the AZL MVP BIS Investments Trust.
[2]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[3]	The Manager and the Fund have entered into a written contract limiting operating expenses, excluding certain expenses (such as interest expense, Acquired Fund Fees and Expenses and fees and expenses associated with the AZL MVP BIS Investments Trust), to 0.20% through April 30, 2013. After April 30, 2013, the Manager may terminate the contract for any reason on 30 days written notice to the Fund. The Fund may be required to reimburse the Manager for expenses previously waived under this contract within the three fiscal years following the waiver.